Significant events and debt instruments incurred in the year- Narrative - RUMO and RAÍZEN (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant events and debt instruments incurred in the year
Principal repayment of loans borrowings and debentures		R$ 14,293,953	R$ 12,187,560	R$ 8,054,763
Profit (loss)		(10,194,401)	(8,161,766)	R$ 4,884,744
Debentures First Series Third Issue Member
Significant events and debt instruments incurred in the year
Principal repayment of loans borrowings and debentures	R$ 750,000
Terminal XXXIX S.A. [member]
Significant events and debt instruments incurred in the year
Profit (loss)		R$ 105,416